Share-Based Compensation (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers [Line Items]
Total share-based compensation | ₪	₪ 738		₪ 2,708	₪ 4,537
U.S. Dollars
Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers [Line Items]
Total share-based compensation | $		$ 229
Employees Directors and Service Providers
Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers [Line Items]
Total share-based compensation | ₪			2,708	4,537
Employees Directors and Service Providers | U.S. Dollars
Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers [Line Items]
Total share-based compensation | $		230
Research and Development | Employees Directors and Service Providers
Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers [Line Items]
Total share-based compensation | ₪	286		513	807
Research and Development | Employees Directors and Service Providers | U.S. Dollars
Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers [Line Items]
Total share-based compensation | $		141
General and Administrative | Employees Directors and Service Providers
Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers [Line Items]
Total share-based compensation | ₪	₪ 452		₪ 2,195	₪ 3,730
General and Administrative | Employees Directors and Service Providers | U.S. Dollars
Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers [Line Items]
Total share-based compensation | $		$ 89